Other financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Financial Assets And Liabilities
Other financial assets, Restricted cash - Non-Current	$ 4	$ 77
Other financial assets, Derivative financial instruments- Current	271	342
Other financial assets, Derivative financial instruments- Non-Current	544	196
Other financial assets, Investments in equity securities - Non- Current	45	7
Total other financial assets - Current	271	342
Total other financial assets - Non-Current	593	280
Other financial liabilities, Derivative financial instruments - Current	36	90
Other financial liabilities, Derivative financial instruments - Non-Current	95	186
Other financial liabilities - Related parties - Current	290	400
Other financial liabilities, Financial guarantees provided - Non-Current		103
Other financial liabilities, Liabilities related to the concession grant - Current	591	416
Other financial liabilities, Liabilities related to the concession grant - Non-Current	3,278	2,554
Other financial liabilities, Contract liability and other advances - Current	759	766
Total other financial liabilities - Current	1,676	1,672
Total other financial liabilities - Non-Current	$ 3,373	$ 2,843